UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/13

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

AMT-Free Municipal Bond Fund

ANNUAL REPORT August 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
43	Statement of Assets and Liabilities
44	Statement of Operations
45	Statement of Changes in Net Assets
47	Financial Highlights
52	Notes to Financial Statements
68	Report of Independent Registered Public Accounting Firm
69	Important Tax Information
70	Board Members Information
73	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
AMT-Free Municipal
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus AMT-Free Municipal Bond Fund, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. fixed-income markets, including municipal bonds, encountered heightened volatility over the past year as long-term interest rates climbed in response to accelerating economic growth and expectations that the Federal Reserve Board will begin to back away from the open-ended quantitative easing program it launched last fall. Indeed, the U.S. economy has responded positively to low interest rates amid muted inflationary pressures, helping to drive the unemployment rate lower and housing markets higher.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate.We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your fixed-income investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
September 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through August 31, 2013, as provided by Steven Harvey and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2013, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of –4.30%, Class C shares returned –5.02%, Class I shares returned –4.15%, ClassY shares returned –2.86%, and Class Z shares returned –4.12%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), produced a total return of –3.70%.2

Selling pressure stemming from investors’ changing interest-rate expectations during the final months of the reporting period sent the Index into negative territory for the reporting period overall.The fund produced lower returns than its benchmark, primarily due to overweighted exposure during the market downturn to higher quality revenue bonds with strong liquidity characteristics.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Selling Pressure Intensified Late in Reporting Period

After an extended period of market support, municipal bonds encountered heightened volatility over the first eight months of 2013. The robust investor demand that had characterized much of 2012 failed to rematerialize, sending municipal bond yields higher despite a relatively meager supply of newly issued securities. Yields of U.S. Treasury securities also generally climbed in response to improved economic trends, putting additional pressure on municipal bond prices.

In late May, remarks by Federal Reserve Board Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected.This development sent longer term interest rates higher, further eroding returns from municipal bonds.

In July, decades of economic decay and subsequent population loss culminated in a bankruptcy filing by the city of Detroit. Despite this bankruptcy filing, credit conditions improved for most states and municipalities in the recovering economy. For example, the State of California received credit-rating upgrades after voters approved a measure to raise certain taxes, and many issuers of revenue-backed bonds reported solid revenue growth.

Fund Strategies Produced Mixed Results

When prices of lower rated, higher yielding securities climbed to relatively rich levels toward the end of 2012, we increased the fund’s focus on higher grade securities with more attractive valuations.The fund’s relative performance over the reporting period was initially dampened by a more conservative credit bias with its emphasis on higher quality bonds backed by revenues from essential municipal services. We also shifted the fund’s emphasis from long-term securities to bonds with maturities below 15 years, effectively reducing the fund’s sensitivity to changing interest rates. This positioning helped cushion the full brunt of the market downturn later in the reporting period. In addition, the fund received strong contributions to relative performance from revenue bonds issued to finance hospitals and airports.

Finding More Attractive Values

Municipal bonds generally ended the reporting period with attractive valuations compared to U.S.Treasury securities, suggesting that they may have been punished more severely than was warranted by underlying fundamentals. Indeed, in our judgment, recent bouts of market volatility have provided compelling opportunities to purchase higher yielding, lower rated municipal bonds at relatively low prices, which we expect to rise as investors refocus on underlying market and issuer fundamentals. Therefore, we recently have increased the fund’s exposure to lower rated and longer term revenue bonds.

September 16, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Neither Class Z, Class I nor ClassY shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable.The total return figures presented for ClassY shares of the fund reflect the performance since
7/1/13 (the inception date for ClassY shares).The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of Class A, C, I and Z shares (excluding Rule 12b-1 fees, shareholder services fees for Class A, C, I and Z shares, taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed 0.45%.
Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors but has committed not to do so until at least July 31, 2014.Without this absorption returns would have been lower.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, ClassY and Class Z shares of Dreyfus AMT-Free Municipal Bond Fund on 8/31/03 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

On April 29, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 8/31/13
Inception
	Date	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/31/03	–8.59%		3.20%	3.53%
without sales charge	3/31/03	–4.30%		4.15%	4.00%
Class C shares
with applicable redemption charge †	3/31/03	–5.95%		3.37%	3.23%
without redemption	3/31/03	–5.02%		3.37%	3.23%
Class I shares	12/15/08	–4.15%		4.41%††	4.27%††
Class Y shares	7/1/13	–4.09	%††	4.39%††	4.26%††
Class Z shares	5/6/94	–4.12%		4.39%	4.26%
Barclays Municipal Bond Index		–3.70%		4.52%	4.48%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013†

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††	$3.41	$7.06	$2.20	$.74	$2.39
Ending value (after expenses)	$934.90	$931.30	$935.30	$971.40	$935.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††††	$3.57	$7.37	$2.29	$2.29	$2.50
Ending value (after expenses)	$1,021.68	$1,017.90	$1,022.94	$1,022.94	$1,022.74

†	From July 1, 2013 (commencement of initial offering) to August 31, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class
I and .49% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .45% for Class Y shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period March 1, 2013 to August 31, 2013.
†††† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class
I, .45% for Class Y and .49% for Class Z, multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
August 31, 2013

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000	1,521,750
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/14	1,700,000	1,695,971
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000	992,370
Arizona—.7%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000	3,063,450
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,731,023
Arkansas—.1%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project)
(Insured; AMBAC)	5.00	12/1/17	1,025,000	1,036,829
California—8.4%
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll
Bridge Revenue	5.00	4/1/43	3,900,000	3,828,903
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,449,490
California,
GO	5.25	10/1/16	295,000	296,254
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000	2,630,600
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000	7,157,074

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		3,751,569
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,366,780
California State Public Works
Board, LR (Department of
State Hospitals) (Coalinga
State Hospital)	5.00	6/1/25	8,325,000		8,892,016
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		4,812,200
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,939,483
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[a]	1,123,006
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	[a]	975,940
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,325,000		1,118,472
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,819,700
Los Angeles Harbor
Department, Revenue	5.25	8/1/25	3,500,000		3,910,620
North Natomas Community Facilities
District Number 4, Special
Tax Bonds	5.00	9/1/30	1,000,000		938,920
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	[a]	801,045

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	[a]	1,946,619
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,158,780
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,152,320
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/20	1,000,000		1,170,290
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,523,606
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty
Municipal Corp.)	0.00	9/1/21	1,615,000	[a]	1,144,163
University of California Regents,
General Revenue	5.00	5/15/23	2,000,000		2,311,520
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,249,800
West Sacramento Redevelopment
Agency, Tax Allocation
Revenue (West Sacramento
Redevelopment Project) (Insured;
National Public Finance
Guarantee Corp.)	4.75	9/1/16	800,000		809,488
Colorado—3.2%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		516,950
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		616,680
City and County of Denver,
Airport System
Subordinate Revenue	5.00	11/15/43	15,000,000		14,259,600

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado (continued)
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,116,450
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,353,228
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,016,320
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	2,116,060
Regional Transportation District
of Colorado, Sales Tax Revenue
(FasTracks Project)	5.00	11/1/28	5,040,000	5,379,545
District of Columbia—.8%
Metropolitan Washington Airports
Authority, Airport
System Revenue	5.00	10/1/35	4,000,000	4,069,040
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,853,320
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000	1,036,380
Florida—6.2%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,669,076
Broward County,
Airport System Revenue	5.00	10/1/42	7,500,000	7,254,150
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Corp.)	5.00	4/1/36	1,800,000	1,800,360
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,315,210

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000		1,407,909
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000		2,261,720
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000		3,821,547
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000		1,055,180
Florida Department of
Transportation,
Turnpike Revenue	5.00	7/1/25	6,530,000		7,167,916
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,690,679
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
Assured Guaranty Corp.)	5.00	10/1/22	1,820,000		1,969,713
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,335,937
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,509,750
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,633,388
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.22	11/15/23	2,250,000	[b]	2,151,607
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,010,410

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,814,720
Georgia—2.7%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000	5,709,200
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,885,852
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,406,940
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,353,909
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	2,000,000	2,097,280
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000	5,660,950
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty Corp.)	5.00	6/15/32	1,240,000	1,245,679
Idaho—1.1%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,094,200
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	2,500,000	2,830,175

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois—8.4%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,595,528
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,598,825
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	2,500,000	2,548,975
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured
Guaranty Corp.)	5.10	3/1/28	3,500,000	3,757,250
Illinois,
GO	5.00	1/1/16	2,850,000	3,069,906
Illinois,
GO	5.00	8/1/24	1,000,000	1,015,120
Illinois,
GO	5.50	7/1/38	8,000,000	7,584,880
Illinois Finance Authority,
Revenue (Advocate Health
Care Network)	5.00	6/1/31	9,155,000	9,217,529
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group)
(Insured; AMBAC)	6.00	2/1/28	750,000	782,543
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group)
(Insured; AMBAC)	6.25	2/1/33	500,000	520,765
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000	3,286,985
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,000,000	1,023,650

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,420,660
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,175,200
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000	3,426,500
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	3,100,000	3,392,051
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	7,600,000	8,189,076
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.00	4/1/27	7,500,000	7,869,600
Iowa—.6%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.50	12/1/22	5,000,000	4,587,350
Kansas—.2%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,430,415
Kentucky—.1%
Barbourville,
Educational Facilities
First Mortgage Revenue
(Union College Energy
Conservation Project)	5.25	9/1/26	1,000,000	958,470
Louisiana—1.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,650,975

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana (continued)
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,239,280
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	5,000,000	5,133,150
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	4,500,000	4,254,570
Maine—.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,250,000	1,466,812
Maryland—7.9%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,720,002
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,650,052
Baltimore,
Project Revenue
(Wastewater Projects)	5.00	7/1/23	1,000,000	1,126,080
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	715,667
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	811,988
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/18	2,500,000	2,893,725
Carroll County,
Consolidated Public
Improvement GO	5.00	11/1/22	1,075,000	1,248,355

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Frederick,
Public Improvement GO	5.00	9/1/18	2,500,000	2,901,425
Howard County,
COP	8.15	2/15/20	605,000	812,067
Hyattsville,
Special Obligation Revenue
(University Town
Center Project)	5.60	7/1/24	1,500,000	1,507,470
Hyattsville,
Special Obligation Revenue
(University Town
Center Project)	5.75	7/1/34	3,000,000	2,826,270
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,145,000	1,146,019
Maryland Economic Development
Corporation, EDR
(Terminal Project)	5.75	6/1/35	2,000,000	2,004,560
Maryland Economic Development
Corporation, EDR
(Transportation
Facilities Project)	5.75	6/1/35	1,000,000	1,002,280
Maryland Economic Development
Corporation, LR
(Maryland Public Health
Laboratory Project)	5.00	6/1/20	1,000,000	1,157,840
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,928,650
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine
Terminals Inc. Port of
Baltimore Facility)	5.75	9/1/25	2,000,000	2,058,560
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Projects)	5.75	6/1/33	1,000,000	1,004,840

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/23	835,000	896,598
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,900,350
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000	1,301,887
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000	1,000,640
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000	1,576,170
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000	1,000,090
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,645,974
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	2,100,000	2,026,416
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(University of Maryland
Medical System Issue)
(Insured; National Public
Finance Guarantee Corp.)	7.00	7/1/22	4,150,000	4,836,617

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,129,527
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	[c]	139,860
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	[c]	990,386
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,488,425
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,644,816
Maryland Transportation Authority,
Transportation Facilities
Projects Revenue	5.00	7/1/25	2,000,000		2,208,660
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,479,853
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		2,871,390
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	10/1/22	2,000,000		2,325,520
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	4/1/26	1,000,000		1,090,640
Massachusetts—4.5%
JPMorgan Chase Putters/Drivers
Trust (Series 4328)
(Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue)	5.00	5/15/21	15,000,000	[d,e]	15,311,250

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Department of
Transportation,
Metropolitan Highway System
Senior Revenue	5.00	1/1/27	5,000,000		5,237,200
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,321,399
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000		2,441,610
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	5,000,000		5,269,250
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,801,695
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	2,500,000		2,554,025
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien
Parking Revenue	5.00	7/1/23	2,000,000		2,199,680
Michigan—6.6%
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/14	8,000,000	[a]	7,970,720
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	1,055,000	[a]	858,021
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,571,880
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,081,450
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,115,000		899,995
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		878,190

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,146,890
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000		2,161,325
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	[a]	5,600,615
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		4,655,848
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000		2,733,725
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,619,650
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/22	7,500,000		8,071,500
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		2,685,749
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,457,360
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,199,907
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	6.25	9/1/14	1,500,000		1,578,225

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/22	3,000,000		3,114,120
Minnesota—7.0%
Andover Economic Development
Authority, Public Facility LR
(City of Andover
Community Center)	5.20	2/1/34	885,000		902,912
Andover Economic Development
Authority, Public Facility LR
(City of Andover
Community Center)	5.20	2/1/34	615,000		627,448
Hutchinson,
Public Utility Revenue	5.00	12/1/22	200,000		223,916
Mahtomedi Independent
School District Number 832,
GO School Building Bonds
(Minnesota School District
Credit Enhancement
Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	2/1/17	1,275,000	[a]	1,216,962
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty Corp.)	6.50	11/15/38	3,000,000		3,435,120
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Children’s Health Care)	5.25	8/15/35	1,000,000		1,027,820
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000		1,013,490
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000		2,320,526

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000	1,072,440
Minnesota,
911 Revenue (Public Safety
Radio Communications
System Project)	5.00	6/1/25	1,000,000	1,084,370
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/23	2,500,000	2,845,400
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	150,483
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,044,430
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica, Inc.)	5.13	12/1/40	750,000	720,682
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	773,767
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,028,290
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,560,540
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,723,069
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	1,994,360
Minnesota Office of Higher
Education, Supplemental
Student Loan Program Revenue	5.00	11/1/29	1,715,000	1,736,523
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000	2,837,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Northfield,
HR	5.38	11/1/31	1,240,000		1,200,791
Olmsted County,
GO Crossover Bonds	5.00	2/1/21	750,000		879,270
Ramsey,
LR (Pact Charter
School Project)	6.75	12/1/33	1,000,000		969,330
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,091,840
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,011,280
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Corp.)	5.50	5/1/39	2,000,000		2,062,620
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,036,780
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,088,740
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		652,613
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		751,507
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,047,480
Southern Minnesota Municipal
Power Agency, Power
Supply System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[a]	2,818,553

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[a]	2,733,097
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood
Health System)	5.00	12/1/21	1,000,000		1,023,470
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,125,540
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,567,965
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		849,930
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	610,000		611,720
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/30	1,000,000		1,048,600
Willmar,
GO, HR (Rice Memorial
Hospital Project)	5.00	2/1/24	1,000,000		1,100,150
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.00	7/1/34	500,000		458,450
Missouri—.1%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	220,000		220,913
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	475,000		484,016

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada—.3%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern
Nevada Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000		2,469,750
New Jersey—.3%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000		73,809
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		113,065
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.11	1/1/30	2,500,000	[b]	2,225,000
New York—2.8%
Long Island Power Authority,
Electric System
General Revenue	6.00	5/1/33	5,000,000		5,452,950
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/32	1,850,000		1,893,642
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,618,875
New York City,
GO	5.00	8/1/24	2,930,000		3,266,510
New York City,
GO	5.00	8/1/28	1,000,000		1,072,410
New York City,
GO	5.00	10/1/36	2,500,000		2,553,250
New York City Municipal
Water Finance Authority,
Water and Sewer System
Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,559,750
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,329,460

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina—2.4%
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000		1,914,030
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,039,170
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,188,100
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)
(Prerefunded)	5.25	7/1/14	1,135,000	[f]	1,182,806
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of
Eastern Carolina)	6.25	12/1/33	2,250,000		2,495,745
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	[a]	2,824,500
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty Corp.)	6.00	6/1/34	1,000,000		1,059,100
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,046,590
Raleigh,
Combined Enterprise System
Revenue (Prerefunded)	5.00	3/1/16	1,175,000	[f]	1,303,098
University of North Carolina,
System Pool Revenue
(Pool General Trust
Indenture of the Board
of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,037,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project)
(Insured; AMBAC)	0.11	10/1/22	4,725,000	[b]	4,417,875
Ohio—10.5%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,606,975
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy
Center Project)	5.00	2/15/21	375,000		418,058
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/16	600,000		612,312
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/21	730,000		747,199
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/25	500,000		484,015
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/30	400,000		356,152
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/35	1,000,000		838,110
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000		2,160,600

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		3,387,125
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,668,267
Cleveland,
Airport System Revenue	5.00	1/1/31	1,000,000		976,150
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000		9,422,560
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,331,987
Cleveland-Cuyahoga County
Port Authority, Cultural
Facility Revenue
(The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000		2,771,525
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	1,100,000		1,100,979
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,657,924
Cuyahoga Community College
District, General Receipts Bonds	5.00	8/1/25	2,500,000		2,692,025
Hamilton County,
Sales Tax Revenue
(Insured; AMBAC)	0.00	12/1/27	10,000,000	[a]	4,812,100
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[a]	1,643,647
Kent State University,
General Receipts Bonds
(Insured; Assured
Guaranty Corp.)	5.00	5/1/25	2,000,000		2,190,860

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,293,372
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000		1,187,455
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,404,162
Montgomery County,
Revenue (Miami Valley
Hospital) (Prerefunded)	6.25	11/15/14	4,500,000	[f]	4,826,655
Ohio,
Common Schools GO Bonds	5.00	9/15/21	1,000,000		1,159,990
Ohio,
Highway Capital Improvement GO
(Full Faith and Credit/Highway
User Receipts)	5.00	5/1/23	2,000,000		2,286,380
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	6.25	10/1/16	1,000,000		1,157,640
Ohio Higher Educational Facility
Commission, HR (Cleveland Clinic
Health System Obligated Group)	5.50	1/1/43	3,000,000		3,013,530
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,371,259
Ohio Higher Educational Facility
Commission, Revenue
(University of Dayton Project)	5.00	12/1/19	500,000		574,440
Ohio State University,
General Receipts Bonds	5.00	12/1/23	40,000		47,059
Ohio State University,
General Receipts Bonds	5.00	12/1/23	960,000		1,095,840
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,029,740

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio University,
General Receipts Bonds	5.00	12/1/19	2,560,000		2,942,720
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,950,000	[e]	1,697,494
Richland County,
GO Correctional Facilities
Bonds (Insured; Assured
Guaranty Corp.)	6.00	12/1/28	400,000		427,568
Toledo-Lucas County Port
Authority, Development
Revenue (Northwest Ohio
Bond Fund) (Toledo School
for the Arts Project)	5.50	5/15/28	2,305,000		2,382,932
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000		1,257,410
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,540,020
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,020,610
University of Cincinnati,
General Receipts Bonds	5.00	6/1/22	1,535,000		1,748,626
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,793,155
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	915,000		949,157

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000		1,106,270
Oklahoma—.1%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000		1,170,276
Oregon—.2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,647,800
Pennsylvania—2.5%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		2,866,812
Chester County Industrial
Development Authority,
Revenue (Avon Grove Charter
School Project)	6.38	12/15/37	2,000,000		2,013,160
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,009,720
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,815,750
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,487,436
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		1,972,477
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	[f]	320,061
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,589,690

The Fund 33

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		3,928,750
South Carolina—1.2%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,499,800
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	7,500,000		7,486,650
Texas—6.9%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,262,247
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		2,936,820
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Corp.)	5.50	11/15/26	5,000,000		5,550,500
Houston Community College System,
Limited Tax GO	5.00	2/15/29	2,050,000		2,175,255
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	3,900,000	[a]	1,551,849
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	2,860,000	[a]	1,053,367
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,008,940
McKinney,
Tax and Limited Pledge
Waterworks and Sewer
System Revenue,
Certificates of Obligation
(Insured; AMBAC)	5.00	8/15/26	1,300,000		1,371,747

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	2,325,000	[a]	1,095,145
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	[a,f]	1,187,549
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/40	2,500,000		2,567,250
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,440,675
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.63	1/1/33	5,000,000		5,250,350
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,500,000		1,610,310
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,069,227
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	5,000,000		5,059,750
San Antonio,
Electric and Gas
Systems Revenue	5.50	2/1/20	255,000		297,960
San Antonio,
Electric and Gas
Systems Revenue	5.00	2/1/24	10,000,000		11,289,500
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,126,120
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[a]	1,990,544

The Fund 35

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—1.7%
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway
Assurance Corporation)	5.50	7/1/25	1,000,000		1,133,510
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,081,850
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,250,436
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,178,600
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,093,870
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington) (Prerefunded)	5.50	10/1/13	1,000,000	[f]	1,014,540
Richmond Metropolitan
Authority, Expressway
Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,030,000		1,106,611
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000	[f]	1,090,120
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	[f]	239,940
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,215,000		1,262,106

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia (continued)
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000	1,032,720
Washington County Industrial
Development Authority, HR
(Mountain States
Health Alliance)	7.75	7/1/38	2,000,000	2,254,120
Washington—1.8%
Seattle,
Water System Revenue	5.00	9/1/22	2,700,000	3,120,174
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000	2,332,437
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000	3,904,664
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Corp.)	5.50	8/15/24	1,000,000	1,093,710
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000	4,729,000
West Virginia—.3%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000	2,546,500
Wisconsin—.6%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized; FNMA)	5.10	7/1/22	1,000,000	1,014,360
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,168,460
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000	1,918,780

The Fund 37

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—7.3%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[a]	714,625
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		954,770
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		818,634
Guam Power Authority,
Revenue	5.50	10/1/30	2,000,000		2,003,380
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000		1,010,090
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	2,900,000		2,890,894
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	1,500,000		1,317,150
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	620,000		413,602
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000		735,050
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty Corp.)	5.00	7/1/28	500,000		401,840
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000		991,910
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000		791,260
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000		834,030
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000		787,290
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		1,027,502

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/17	5,000,000		4,908,400
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	8,250,000		6,059,295
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		700,510
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	380,000		252,917
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	[f]	1,084,160
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000		1,023,940
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000		839,230
Puerto Rico Electric
Power Authority,
Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000		854,811
Puerto Rico Highways and
Transportation Authority,
Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/31	3,370,000		2,886,708
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000		981,737
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000		918,950

The Fund 39

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.00	8/1/26	1,500,000	1,817,835
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	810,870
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	16,810,000	14,981,912
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,366,600
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund
Loan Note)	5.00	10/1/25	4,000,000	4,112,720

Total Investments (cost $825,704,722)			99.9%	823,559,953

Cash and Receivables (Net)			.1%	856,251

Net Assets			100.0%	824,416,204

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Variable rate security—interest rate subject to periodic change.
c Non-income producing security; interest payments in default.
d Collateral for floating rate borrowings.
e Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities were valued at $17,008,744 or 2.1% of net assets.
f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 41

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	5.5
AA		Aa		AA	41.5
A		A		A	37.4
BBB		Baa		BBB	8.2
BB		Ba		BB	1.9
B		B		B	.7
D		D		D	.1
Not Rated[g]		Not Rated[g]		Not Rated[g]	4.7
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	825,704,722	823,559,953
Cash		613,031
Interest receivable		9,511,301
Receivable for shares of Common Stock subscribed		24,562
Prepaid expenses		54,611
		833,763,458
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		504,610
Payable for floating rate notes issued—Note 4		7,500,000
Payable for shares of Common Stock redeemed		1,180,533
Interest and expense payable related to
floating rate notes issued—Note 4		8,234
Accrued expenses		153,877
		9,347,254
Net Assets ($)		824,416,204
Composition of Net Assets ($):
Paid-in capital		838,968,564
Accumulated undistributed investment income—net		86,651
Accumulated net realized gain (loss) on investments		(12,494,242)
Accumulated net unrealized appreciation
(depreciation) on investments		(2,144,769)
Net Assets ($)		824,416,204

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	579,727,736	29,450,255	13,365,157	965	201,872,091
Shares Outstanding	43,883,651	2,229,171	1,011,299	73	15,272,241
Net Asset Value
Per Share ($)	13.21	13.21	13.22	13.22	13.22

See notes to financial statements.

The Fund 43

STATEMENT OF OPERATIONS

Year Ended August 31, 2013

Investment Income ($):
Interest Income	27,566,307
Expenses:
Management fee—Note 3(a)	4,077,756
Shareholder servicing costs—Note 3(c)	1,414,950
Distribution fees—Note 3(b)	207,431
Registration fees	115,978
Professional fees	105,148
Custodian fees—Note 3(c)	79,900
Directors’ fees and expenses—Note 3(d)	47,422
Prospectus and shareholders’ reports	42,692
Interest and expense related to floating rate notes issued—Note 4	8,234
Loan commitment fees—Note 2	6,595
Interest expense—Note 2	44
Miscellaneous	81,616
Total Expenses	6,187,766
Less—reduction in expenses due to undertaking—Note 3(a)	(1,724,360)
Less—reduction in fees due to earnings credits—Note 3(c)	(540)
Net Expenses	4,462,866
Investment Income—Net	23,103,441
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,807,207
Net realized gain (loss) on swap transactions	(114,165)
Net Realized Gain (Loss)	2,693,042
Net unrealized appreciation (depreciation) on investments	(74,377,837)
Net unrealized appreciation (depreciation) on swap transactions	79,531
Net Unrealized Appreciation (Depreciation)	(74,298,306)
Net Realized and Unrealized Gain (Loss) on Investments	(71,605,264)
Net (Decrease) in Net Assets Resulting from Operations	(48,501,823)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2013 [a]	2012 [b]

Operations ($):
Investment income—net	23,103,441	20,217,038
Net realized gain (loss) on investments	2,693,042	5,206,275
Net unrealized appreciation
(depreciation) on investments	(74,298,306)	26,361,265
Net Increase (Decrease) in Net Assets
Resulting from Operations	(48,501,823)	51,784,578
Dividends to Shareholders from ($):
Investment income—net:
Class A	(13,545,238)	(9,947,551)
Class B	—	(8,157)
Class C	(709,507)	(634,799)
Class I	(495,884)	(302,417)
Class Y	(6)	(9,247,325)
Class Z	(8,111,283)	—
Total Dividends	(22,861,918)	(20,140,249)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	78,198,445	29,258,906
Class B	—	15,185
Class C	3,160,592	4,780,717
Class I	14,486,047	8,661,196
Class Y	1,000	—
Class Z	5,246,240	8,939,231
Net assets received in connection
with reorganizations—Note 1	386,139,382	—
Dividends reinvested:
Class A	10,706,854	7,252,115
Class B	—	7,169
Class C	462,460	410,998
Class I	299,404	136,419
Class Z	5,713,174	6,490,695
Cost of shares redeemed:
Class A	(98,337,307)	(37,544,231)
Class B	—	(711,572)
Class C	(12,467,712)	(2,476,517)
Class I	(12,504,104)	(2,369,629)
Class Z	(30,635,419)	(16,682,990)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	350,469,056	6,167,692
Total Increase (Decrease) in Net Assets	279,105,315	37,812,021
Net Assets ($):
Beginning of Period	545,310,889	507,498,868
End of Period	824,416,204	545,310,889
Undistributed investment income—net	86,651	—

The Fund 45

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2013 [a]	2012 [b]
Capital Share Transactions:
Class Ac,d
Shares sold	5,499,209	2,102,113
Shares issued in connection
with reorganizations—Note 1	25,661,345	—
Shares issued for dividends reinvested	767,433	520,876
Shares redeemed	(7,041,687)	(2,693,937)
Net Increase (Decrease) in Shares Outstanding	24,886,300	(70,948)
Class Bd
Shares sold	—	1,112
Shares issued for dividends reinvested	—	524
Shares redeemed	—	(51,594)
Net Increase (Decrease) in Shares Outstanding	—	(49,958)
Class Cc
Shares sold	220,212	341,982
Shares issued in connection
with reorganizations—Note 1	1,217,209	—
Shares issued for dividends reinvested	32,954	29,519
Shares redeemed	(890,189)	(179,150)
Net Increase (Decrease) in Shares Outstanding	580,186	192,351
Class I
Shares sold	1,014,792	617,077
Shares issued for dividends reinvested	21,330	9,771
Shares redeemed	(889,237)	(171,307)
Net Increase (Decrease) in Shares Outstanding	146,885	455,541
Class Y
Shares sold	73	—
Class Z
Shares sold	368,014	643,659
Shares issued for dividends reinvested	404,335	465,927
Shares redeemed	(2,192,803)	(1,200,330)
Net Increase (Decrease) in Shares Outstanding	(1,420,454)	(90,744)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
c During the period ended August 31, 2013, 139,900 Class C shares representing $2,005,331 were exchanged for
140,037 Class A shares.
d During the period ended August 31, 2012, 25,747 Class B shares representing $356,988 were automatically converted to 25,749 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value, beginning of period	14.27	13.43	13.81	13.10		13.23
Investment Operations:
Investment income—net[a]	.47	.53	.58	.58		.59
Net realized and unrealized
gain (loss) on investments	(1.06)	.83	(.38)	.71		(.13)
Total from Investment Operations	(.59)	1.36	.20	1.29		.46
Distributions:
Dividends from investment income—net	(.47)	(.52)	(.58)	(.58)		(.59)
Net asset value, end of period	13.21	14.27	13.43	13.81		13.10
Total Return (%)[b]	(4.30)	10.32	1.60	10.10		3.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97	.97	.97	.97		.99
Ratio of net expenses
to average net assets	.70	.70	.70	.70		.70
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [c]	—	—	.00	[c]	—
Ratio of net investment income
to average net assets	3.37	3.78	4.40	4.37		4.70
Portfolio Turnover Rate	34.19	22.11	22.31	20.53		31.77
Net Assets, end of period ($ x 1,000)	579,728	271,110	256,180	295,189		95,477

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 47

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,
Class C Shares	2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value, beginning of period	14.27	13.43	13.81	13.10		13.23
Investment Operations:
Investment income—net[a]	.37	.42	.48	.48		.50
Net realized and unrealized
gain (loss) on investments	(1.07)	.84	(.38)	.71		(.13)
Total from Investment Operations	(.70)	1.26	.10	1.19		.37
Distributions:
Dividends from investment income—net	(.36)	(.42)	(.48)	(.48)		(.50)
Net asset value, end of period	13.21	14.27	13.43	13.81		13.10
Total Return (%)[b]	(5.02)	9.50	.85	9.27		3.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	1.73	1.71	1.72		1.74
Ratio of net expenses
to average net assets	1.45	1.45	1.45	1.45		1.45
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [c]	—	—	.00	[c]	—
Ratio of net investment income
to average net assets	2.60	3.02	3.65	3.62		3.93
Portfolio Turnover Rate	34.19	22.11	22.31	20.53		31.77
Net Assets, end of period ($ x 1,000)	29,450	23,532	19,569	25,610		13,220

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Amount represents less than .01%.

See notes to financial statements.

		Year Ended August 31,
Class I Shares	2013	2012	2011	2010		2009	[a]
Per Share Data ($):
Net asset value, beginning of period	14.28	13.44	13.81	13.10		11.65
Investment Operations:
Investment income—net[b]	.50	.55	.61	.61		.45
Net realized and unrealized
gain (loss) on investments	(1.06)	.85	(.37)	.72		1.45
Total from Investment Operations	(.56)	1.40	.24	1.33		1.90
Distributions:
Dividends from investment income—net	(.50)	(.56)	(.61)	(.62)		(.45)
Net asset value, end of period	13.22	14.28	13.44	13.81		13.10
Total Return (%)	(4.15)	10.59	1.93	10.35		16.46	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.73	.71	.71		.96	[d]
Ratio of net expenses
to average net assets	.45	.45	.45	.46		.45	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [e]	—	—	.00	[e]	—
Ratio of net investment income
to average net assets	3.57	3.97	4.63	4.56		4.91	[d]
Portfolio Turnover Rate	34.19	22.11	22.31	20.53		31.77
Net Assets, end of period ($ x 1,000)	13,365	12,340	5,495	8,146		86

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 49

FINANCIAL HIGHLIGHTS (continued)

Period Ended
Class Y Shares	August 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	13.70
Investment Operations:
Investment income—net[b]	.09
Net realized and unrealized
gain (loss) on investments	(.48)
Total from Investment Operations	(.39)
Distributions:
Dividends from investment income—net	(.09)
Net asset value, end of period	13.22
Total Return (%)[c]	(2.86)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.74
Ratio of net expenses to average net assets[d]	.45
Ratio of interest and expense related to
floating rate notes issued to average net assets[d]	.00 [e]
Ratio of net investment income to average net assets[d]	4.13
Portfolio Turnover Rate	34.19
Net Assets, end of period ($ x 1,000)	1

a	From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

		Year Ended August 31,
Class Z Shares	2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value, beginning of period	14.28	13.44	13.82	13.11		13.23
Investment Operations:
Investment income—net[a]	.50	.55	.61	.62		.62
Net realized and unrealized
gain (loss) on investments	(1.06)	.84	(.39)	.70		(.12)
Total from Investment Operations	(.56)	1.39	.22	1.32		.50
Distributions:
Dividends from investment income—net	(.50)	(.55)	(.60)	(.61)		(.62)
Net asset value, end of period	13.22	14.28	13.44	13.82		13.11
Total Return (%)	(4.12)	10.54	1.80	10.34		4.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.76	.75	.74		.77
Ratio of net expenses
to average net assets	.49	.50	.50	.48		.45
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [b]	—	—	.00	[b]	—
Ratio of net investment income
to average net assets	3.53	3.98	4.60	4.60		4.97
Portfolio Turnover Rate	34.19	22.11	22.31	20.53		31.77
Net Assets, end of period ($ x 1,000)	201,872	238,329	225,584	246,699		232,390

a	Based on average shares outstanding at each month end.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 51

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on April 12, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund (“Maryland Fund”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Maryland Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Maryland Fund at the time of the exchange.The exchange ratio for each class of shares was as follows: Class A—.87 to 1 and Class C—.87 to 1.The net asset value of the fund’s shares on the close of business April 12, 2013, after the reorganization was $14.36 for Class A and $14.36 for Class C, and a total of 10,157,666 Class A and 383,790 Class C shares were issued to shareholders of Maryland Fund in the exchange

The net unrealized appreciation on investments and net assets prior to the acquisition as of the merger date for Maryland Fund and the fund were as follows:

	Unrealized
	Appreciation ($)	Net Assets ($)
Maryland Fund	5,998,446	151,375,304
Dreyfus AMT-Free Municipal Bond Fund	51,012,639	564,282,963
Total	57,011,085	715,658,267

As of the close of business on April 19, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund (“Minnesota Fund”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Minnesota Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Minnesota Fund at the time of the exchange. The exchange ratio for each class of shares was as follows: Class A—1.06 to 1 and Class C—1.07 to 1.The net asset value of the fund’s shares on the close of business April 19, 2013, after the reorganization was $14.37 for Class A and $14.37 for Class C, and a total of 6,701,400 Class A and 390,610 Class C shares were issued to shareholders of Minnesota Fund in the exchange

The net unrealized appreciation on investments and net assets prior to the acquisition as of the merger date for Minnesota Fund and the fund were as follows:

	Unrealized
	Appreciation ($)	Net Assets ($)
Minnesota Fund	6,874,964	101,912,174
Dreyfus AMT-Free Municipal Bond Fund	57,653,293	715,768,906
Total	64,528,257	817,681,080

As of the close of business on April 26, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund (“Ohio Fund”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Ohio Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Ohio Fund at the time of the exchange.The exchange ratio for each class of shares

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

was as follows: Class A—.89 to 1 and Class C—.89 to 1.The net asset value of the fund’s shares on the close of business April 26, 2013, after the reorganization was $14.37 for Class A and $14.37 for Class C, and a total of 8,802,279 Class A and 442,809 Class C shares were issued to shareholders of Ohio Fund in the exchange.

The net unrealized appreciation on investments and net assets prior to the acquisition as of the merger date for Ohio Fund and the fund were as follows:

	Unrealized
	Appreciation ($)	Net Assets ($)
Ohio Fund	10,356,593	132,851,904
Dreyfus AMT-Free Municipal Bond Fund	64,723,786	816,476,259
Total	75,080,379	949,328,163

Assuming the mergers of Maryland Fund, Minnesota Fund and Ohio Fund had been completed on September 1, 2012, the fund’s pro forma results in the Statement of Operations during the period ended August 31, 2013 would have been as follows:

Net investment income	$30,938,466[1]
Net realized and unrealized
gain (loss) on investments	$(71,968,148)[2]
Net increase (decrease) in net assets
resulting from operations	$(41,029,682)

1	$23,103,441 as reported in the Statement of Operations plus $2,980,453 Maryland Fund,
$2,088,801 Minnesota Fund and $2,765,771 Ohio Fund pre-merger.
2	$(71,605,264) as reported in the Statement of Operations plus $(389,656) Maryland Fund,
$(276,631) Minnesota Fund and $303,403 Ohio Fund pre-merger.

Because the combined funds have been managed as a single integrated fund since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Maryland Fund, Minnesota Fund and Ohio Fund that have been included in the fund’s Statement of Operations during the period ended August 31, 2013.

At a meeting held on April 29, 2013, the Board approved, effective July 1, 2013: (a) for the fund to offer Class Y shares; and, (b) an increase in the authorized shares of the fund from 900 million to 1 billion and authorized 100 million Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue one billion shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon held all of the Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that pri-oritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incor-

The Fund 57

NOTES TO FINANCIAL STATEMENTS (continued)

porates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	822,429,707	1,130,246	823,559,953
Liabilities ($)
Floating Rate Notes†	—	(7,500,000)	-	(7,500,000)

†	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At August 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2012	—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(283,754)
Transfers into Level 3†	1,414,000
Transfers out of Level 3	—
Balance as of 8/31/2013	1,130,246
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2013	(283,754)

†	Transfers into or out of Level 3 represent the value at the date of transfer.The transfer into Level
3 for the current period was due to the lack of observable inputs following the issuer’s default.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund 59

NOTES TO FINANCIAL STATEMENTS (continued)

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $639,255, accumulated capital losses $10,802,160 and unrealized depreciation $1,934,547. In addition, the fund had $1,902,304 of capital losses realized after October 31, 2012, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2013. If not applied, $3,176,230 of the carryover expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2013 and August 31, 2012 were as follows: tax-exempt income $22,811,873 and $20,061,039, and ordinary income $50,045 and $79,210, respectively.

During the period ended August 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, dividend reclassification and a capital loss carryover from fund mergers, the fund decreased accumulated undistributed investment income-net by $154,872, decreased accumulated net realized gain (loss) on investments by $4,282,014 and increased paid-in capital by $4,436,886. Net assets and net asset value per share were not affected by this reclassification.

(e) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

The Fund 61

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2013, was approximately $3,900 with a related weighted average annualized interest rate of 1.14%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager has contractually agreed, from September 1, 2012 through July 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the average daily net assets of their class.The Manager may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least July 1, 2014.The reduction in expenses, pursuant to the agreement, amounted to $1,724,360 during the period ended August 31, 2013.

During the period ended August 31, 2013, the Distributor retained $40,198 from commissions earned on sales of the fund’s Class A shares and $6,476 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2013, Class C shares were charged $207,431 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2013, Class A and Class C shares were charged $1,014,955 and $69,144, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended August 31, 2013, Class Z shares were charged $98,125 pursuant to the Class Z Shareholder Services Plan.

The Fund 63

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $164,772 for transfer agency services and $4,615 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $529.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2013, the fund was charged $79,900 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended August 31, 2013, the fund was charged $2,275 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $11.

During the period ended August 31, 2013, the fund was charged $8,973 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $430,003, Distribution Plan fees $19,518, Shareholder Services Plan fees $144,012, custodian fees $41,793, Chief Compliance Officer fees $6,172 and transfer agency fees $67,239, which are offset against an expense reimbursement currently in effect in the amount of $204,127.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions during the period ended August 31, 2013, amounted to $554,542,697 and $229,429,655, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2013, was approximately $1,250,000, with a related weighted average annualized interest rate of .66%.

The Fund 65

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended August 31, 2013 is discussed below.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the

Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes, forward rate agreements are classified as interest rate swaps.At August 31, 2013, there were no interest rate swap agreements outstanding.

The following summarizes the average notional value of swap agreements outstanding during the period ended August 31, 2013:

The following summarizes the average notional value of swap agreements outstanding during the period ended August 31, 2013:

Average Notional Value ($)
Interest rate swap agreements	31,282,692

At August 31, 2013, the cost of investments for federal income tax purposes was $817,994,500; accordingly, accumulated net unrealized depreciation on investments was $1,934,547, consisting of $28,828,189 gross unrealized appreciation and $30,762,736 gross unrealized depreciation.

The Fund 67

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus AMT-Free Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus AMT-Free Municipal Bond Fund at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2013

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2013 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $50,045 that is being reported as an ordinary income distribution for reporting purposes.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2013 calendar year on Form 1099-DIV, which will be mailed in early 2014.

The Fund 69

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and
|businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 140
———————
William Hodding Carter III (78)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Gordon J. Davis (72)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 49
———————
Joni Evans (71)
Board Member (1991)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24

Ehud Houminer (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66
———————
Richard C. Leone (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly,The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (75)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (49)
Board Member (2006)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
No. of Portfolios for which Board Member Serves: 90

The Fund 71

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Burton N. Wallack (62)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
No. of Portfolios for which Board Member Serves: 24
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 73

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

Dreyfus BASIC Municipal Money Market Fund

ANNUAL REPORT August 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Important Tax Information
30	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Municipal Money Market Fund, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. fixed-income markets weathered bouts of heightened volatility over the past year as long-term interest rates climbed in response to accelerating economic growth and expectations that the Federal Reserve Board (the “Fed”) will begin to back away from the open-ended quantitative easing program it launched last fall. Indeed, the U.S. economy has responded positively to low interest rates amid muted inflationary pressures, helping to drive the unemployment rate lower and housing markets higher. A tax hike on upper-income earners, higher Social Security taxes, and sequester-related spending cuts were not enough to fully offset the stimulative effects of the Fed’s accommodative monetary policy. While these forces drove long-term interest rates higher, money market yields remained anchored near historical lows by the Fed’s unchanged target for short-term rates.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate.We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion. Nonetheless, the Fed has shown no signs that it intends to raise short-term interest rates anytime soon. For information on how these developments may affect your investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
September 16, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through August 31, 2013, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2013, Dreyfus BASIC Municipal Money Market Fund produced a yield of 0.00%.Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Yields of municipal money market instruments stayed near historical lows throughout the reporting period. Despite rising long-term interest rates and more robust economic growth, short-term interest rates remained anchored by an overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when the portfolio manager believes acceptable municipal obligations are not available for investment.

Gradual Economic Recovery Continues

The reporting period began in a slowly improving economic environment as U.S. GDP grew at a 1.1% annualized rate during the first quarter of 2013. Recovering labor and housing markets drove the domestic economy’s mild advance, but the positive impact of these factors was offset by significant cuts in government spending.The U.S. economy grew at a 2.5% annualized rate during the second quarter, fueled by gains in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

consumer spending, export activity, and real estate markets. In addition, the unemployment rate declined to a multi-year low of 7.3% by the reporting period’s end.

Longer term interest rates climbed over the reporting period’s second half as the recovery gained traction, but the Federal Reserve Board’s (the “Fed”) target for the overnight federal funds rate remained near historical lows, and the Fed indicated that rates were unlikely to change until the unemployment rate reaches 6.5%. However, the central bank adopted a more hawkish posture in May, when remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal that the Fed would back away from its ongoing quantitative easing program sooner than expected.

In this environment, demand from individual investors remained focused on higher yielding, longer term municipal bonds. Demand for municipal securities also remained strong among nontraditional buyers, such as separately managed accounts and intermediate bond funds, due to attractive tax-exempt yields compared to taxable securities and narrow yield differences across the zero- to three-year maturity spectrum. Nonetheless, yields of high-quality, one-year municipal notes remained near historical lows over the reporting period. Moreover, rates on variable rate demand notes (“VRDNs”) remained steady amid robust demand from taxable money market funds seeking to comply with more stringent liquidity requirements from regulators and tax-exempt money market fund maintaining high levels of liquidity.

Despite a bankruptcy filing by the city of Detroit over the summer, municipal credit quality generally continued to improve as most states and local governments recovered gradually from the recession. For example, California’s fiscal condition improved after last fall’s approval of higher taxes by voters, and many issuers of revenue-backed municipal securities have reported higher revenues.

Credit Selection Remains Paramount

Most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages. Due to narrow yield differences along the money market’s maturity spectrum, as well as ongoing regulatory uncertainty, it has made little sense for fund managers to extend their weighted average maturities. The fund was no exception, and we maintained its weighted average maturity in a range that was consistent with industry averages.

4

In addition, careful and well-researched credit selection has remained paramount.As we have for some time, we have continued to favor state general obligation bonds; essential service revenue bonds backed by revenues from water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.We generally have shied away from instruments issued by localities that depend heavily on state aid.

Low Rates Likely to Persist

We remain cautiously optimistic regarding U.S. economic prospects as the United States and overseas markets continue to recover gradually from recession and various financial crises.While the Fed has indicated that it may begin to taper off its ongoing, open-ended quantitative easing program later this year, it also has made clear that short-term interest rates are likely to remain low for some time to come. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

September 16, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice and which Dreyfus has committed will remain in place until at least January 1, 2014. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013

Expenses paid per $1,000†	$1.26
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

Expenses paid per $1,000†	$1.28
Ending value (after expenses)	$1,023.95

† Expenses are equal to the fund’s annualized expense ratio of .25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

August 31, 2013

Short-Term	Coupon	Maturity	Principal
Investments—102.0%	Rate (%)	Date	Amount ($)		Value ($)
Arizona—4.9%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)	0.16	9/7/13	650,000	[a]	650,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (Villas Solanas
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.11	9/7/13	2,400,000	[a]	2,400,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc.—
Drake Cement Project) (LOC;
Citibank NA)	0.09	9/7/13	1,450,000	[a,b]	1,450,000
California—4.8%
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.13	9/7/13	2,515,000	[a]	2,515,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project) (LOC;
Comerica Bank)	0.13	9/7/13	1,850,000	[a]	1,850,000
Colorado—1.2%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	9/7/13	1,100,000	[a,c,d]	1,100,000
Florida—2.1%
Hillsborough Community College
Foundation, Inc., Student
Housing Revenue (LOC;
Bank of Montreal)	0.06	9/7/13	1,000,000	[a]	1,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo Bank)	0.16	9/7/13	900,000	[a]	900,000
Georgia—.6%
Atlanta Urban Residental Finance
Authority, MFHR (West End
Housing Development Project)
(LOC; FNMA)	0.21	9/7/13	500,000	[a]	500,000
Illinois—8.5%
Illinois Finance Authority,
IDR (Pollmann North America,
Inc. Project) (LOC; PNC Bank NA)	0.14	9/7/13	1,300,000	[a,b]	1,300,000
Illinois Finance Authority,
Revenue (INX International Ink
Company Project) (LOC;
JPMorgan Chase Bank)	0.12	9/7/13	2,000,000	[a,b]	2,000,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.14	9/7/13	2,840,000	[a]	2,840,000
Libertyville,
Industrial Project Revenue
(Fabrication Technologies,
Inc. Project) (LOC;
Bank of America)	0.33	9/7/13	1,630,000	[a,b]	1,630,000
Iowa—1.3%
Des Moines,
GO Refunding Capital Loan Notes	5.00	6/1/14	1,150,000		1,190,759
Louisiana—3.1%
Ascension Parish,
Revenue (BASF
Corporation A Project)	0.20	9/7/13	2,800,000	[a,b]	2,800,000
Maine—1.3%
Gorham,
Revenue (Montalvo Properties,
LLC Project) (LOC; TD Bank)	0.28	9/7/13	700,000	[a,b]	700,000
Maine Municipal Bond Bank,
GO Notes	5.00	11/1/13	500,000		503,843

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland—2.5%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.31	9/7/13	1,215,000	[a]	1,215,000
Maryland Industrial Development
Financing Authority, EDR
(Hardwire, LLC Project) (LOC;
Bank of America)	0.18	9/7/13	1,100,000	[a,b]	1,100,000
Massachusetts—1.1%
Springfield,
GO Notes, BAN	1.00	2/14/14	1,000,000		1,002,780
Michigan—.5%
Michigan Strategic Fund,
LOR (Lions Bear Lake Camp
Project) (LOC; PNC Bank NA)	0.15	9/7/13	450,000	[a,b]	450,000
Minnesota—8.8%
Maplewood,
Educational Facilities Revenue
(Mounds Park Academy Project)
(LOC; U.S. Bank NA)	0.07	9/7/13	3,710,000	[a]	3,710,000
Minneapolis,
GO Notes (Various Purpose)	3.00	12/1/13	215,000		216,407
Minneapolis,
MFHR (Saint Hedwig’s Assisted
Living Project) (LOC;
Wells Fargo Bank)	0.16	9/7/13	520,000	[a]	520,000
Saint Paul Port Authority,
Tax Increment Bonds (Westgate
Office and Industrial Center
Project) (LOC; U.S. Bank NA)	0.08	9/7/13	700,000	[a,b]	700,000
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.24	9/7/13	2,900,000	[a,b]	2,900,000
Mississippi—1.1%
Jackson County,
Port Facility Revenue,
Refunding (Chevron
U.S.A. Inc. Project)	0.05	9/3/13	1,000,000	[a,b]	1,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri—1.4%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.26	9/7/13	500,000	[a,b]	500,000
Missouri Development Finance
Board, IDR (Duke Manufacturing
Company Project) (LOC;
Bank of America)	0.33	9/7/13	500,000	[a,b]	500,000
Springfield Industrial Development
Authority, MFHR, Refunding
(Pebblecreek Apartments
Project) (LOC; FHLB)	0.17	9/7/13	305,000	[a]	305,000
New Hampshire—2.9%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent Systems, Inc.
Issue) (LOC; HSBC Bank USA)	0.40	9/7/13	800,000	[a,b]	800,000
New Hampshire Business Finance
Authority, Revenue (Huggins
Hospital Issue) (LOC; TD Bank)	0.07	9/3/13	1,800,000	[a]	1,800,000
New Jersey—1.1%
North Wildwood,
GO Notes, BAN	1.00	8/27/14	1,000,000		1,003,028
New York—3.9%
East Rockaway Union Free School
District, GO Notes, TAN	1.25	6/20/14	1,000,000		1,005,173
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	1,000,000		1,011,956
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties—Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.11	9/7/13	1,515,000	[a]	1,515,000
Ohio—3.6%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes, Refunding	0.75	10/15/13	1,000,000		1,000,539

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Union Township,
GO Notes, BAN
(Various Purpose)	1.50	9/10/14	1,300,000		1,313,546
Union Township,
GO Notes, BAN, Refunding
(Various Purpose)	1.00	9/11/13	1,000,000		1,000,150
Oregon—1.0%
Oregon,
EDR (Oregon Precision
Industries, Inc. Project)
(LOC; Bank of America)	0.37	9/7/13	925,000	[a,b]	925,000
Pennsylvania—11.5%
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project)
(LOC; PNC Bank NA)	0.15	9/7/13	810,000	[a,b]	810,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021) (Pennsylvania
Higher Education Facilities
Authority, Revenue (Student
Association, Inc. Student Housing
Project at California University
of Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	9/7/13	990,000	[a,c,d]	990,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC;
Wells Fargo Bank)	0.26	9/7/13	1,600,000	[a,b]	1,600,000
Pennsylvania Economic Development
Financing Authority, EDR (Gish
Logging, Inc. Project) (LOC;
PNC Bank NA)	0.21	9/7/13	400,000	[a,b]	400,000
Pennsylvania Economic Development
Financing Authority, EDR
(Paul Klinge A/S Project)
(LOC; PNC Bank NA)	0.21	9/7/13	500,000	[a,b]	500,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, EDR
(Philadelphia Area Independent
School Business Officers
Association Financing Program—
Plymouth Meeting Friends School
Project) (LOC; PNC Bank NA)	0.15	9/7/13	500,000	[a,b]	500,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.21	9/7/13	5,000,000	[a]	5,000,000
Upper Dauphin Industrial
Development Authority, Revenue
(Pennsylvania Independent
Colleges and University
Research Center Project)
(LOC; M&T Trust)	0.18	9/7/13	600,000	[a]	600,000
Rhode Island—1.7%
Rhode Island Housing and Mortgage
Finance Corporation, MFMR
(Smith Building Development)
(LOC; FHLB)	0.44	9/7/13	1,585,000	[a]	1,585,000
Texas—9.9%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance Corporation)	0.13	9/7/13	2,000,000	[a]	2,000,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children’s Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.12	9/7/13	1,000,000	[a,c,d]	1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	9/25/13	2,900,000		2,900,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	0.18	10/3/13	2,000,000		2,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.06	9/7/13	1,000,000	[a]	1,000,000
Utah—3.3%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.04	9/3/13	3,000,000	[a]	3,000,000
Virginia—5.6%
Brunswick County Industrial
Development Authority, Exempt
Facility Revenue (Aegis Waste
Solutions, Inc. Project) (LOC;
Bank of America)	0.24	9/7/13	1,000,000	[a]	1,000,000
Emporia Industrial Development
Authority, IDR (Toll VA III,
L.P. Project) (LOC;
Bank of America)	0.26	9/7/13	2,540,000	[a,b]	2,540,000
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.13	9/7/13	1,565,000	[a,b]	1,565,000
Washington—5.8%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.21	9/7/13	2,075,000	[a,b]	2,075,000
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.23	9/7/13	1,140,000	[a]	1,140,000
Washington Economic Development
Finance Authority, EDR (Skagit
Valley Publishing Project)
(LOC; U.S. Bank NA)	0.21	9/7/13	895,000	[a,b]	895,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Nikkei Manor Project)
(LOC; Bank of America)	0.38	9/7/13	675,000	[a]	675,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.16	9/7/13	475,000	[a]	475,000
Wisconsin—8.5%
River Falls,
IDR (M&O Properties, LLC Project)
(LOC; U.S. Bank NA)	0.28	9/7/13	825,000	[a,b]	825,000
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo Bank)	0.26	9/7/13	2,010,000	[a,b]	2,010,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(16th Street Community Health
Center, Inc.) (LOC; JPMorgan
Chase Bank)	0.09	9/7/13	2,115,000	[a]	2,115,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan
Chase Bank)	0.12	9/7/13	2,805,000	[a]	2,805,000

Total Investments (cost $92,828,181)			102.0%		92,828,181

Liabilities, Less Cash and Receivables			(2.0%)		(1,850,246)

Net Assets			100.0%		90,977,935

Variable rate demand note—rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
At August 31, 2013, the fund had $32,475,000 or 35.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities amounted to $3,090,000 or 3.4% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

14

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	72.2
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	3.1
Not Rated[f]		Not Rated[f]		Not Rated[f]	24.7
					100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	92,828,181	92,828,181
Cash		477,844
Interest receivable		56,018
Prepaid expenses		7,063
		93,369,106
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		20,957
Payable for investment securities purchased		2,313,546
Accrued expenses		56,668
		2,391,171
Net Assets ($)		90,977,935
Composition of Net Assets ($):
Paid-in capital		90,977,935
Net Assets ($)		90,977,935
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		90,977,935
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

Year Ended August 31, 2013

Investment Income ($):
Interest Income	222,889
Expenses:
Management fee—Note 2(a)	432,429
Shareholder servicing costs—Note 2(b)	65,870
Professional fees	44,742
Registration fees	20,253
Custodian fees—Note 2(b)	11,727
Directors’ fees and expenses—Note 2(c)	7,802
Prospectus and shareholders’ reports	6,962
Miscellaneous	27,025
Total Expenses	616,810
Less—reduction in expenses due to undertakings—Note 2(a)	(393,862)
Less—reduction in fees due to earnings credits—Note 2(b)	(69)
Net Expenses	222,879
Investment Income—Net, representing net increase
in net assets resulting from operations	10

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2013	2012
Operations ($):
Investment income—net	10	17
Net realized gain (loss) on investments	—	156
Net Increase (Decrease) in Net Assets
Resulting from Operations	10	173
Dividends to Shareholders from ($):
Investment income—net	(166)	(17)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	23,098,572	18,841,621
Dividends reinvested	161	17
Cost of shares redeemed	(27,158,422)	(72,530,103)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(4,059,689)	(53,688,465)
Total Increase (Decrease) in Net Assets	(4,059,845)	(53,688,309)
Net Assets ($):
Beginning of Period	95,037,780	148,726,089
End of Period	90,977,935	95,037,780

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended August 31,
	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.011
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.011)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.01		1.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71		.70		.67		.62		.65
Ratio of net expenses
to average net assets	.26		.25		.36		.40		.44
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.02		1.15
Net Assets, end of period ($ x 1,000)	90,978		95,038		148,726		186,194		298,064

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

22

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	92,828,181
Level 3—Significant Unobservable Inputs	—
Total	92,828,181

†	See Statement of Investments for additional detailed categorizations.

At August 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2013, the components of accumulated earnings on a tax basis were substantially the same as the cost for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2013 and August 31, 2012 were as follows: tax-exempt income $10 and $17, and long-term capital gains $156 and $0, respectively.

During the period ended August 31, 2013, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $156 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from September 1, 2012 through January 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2014. The reduction in expenses, pursuant to the undertaking, amounted to $227,555 during the period ended August 31, 2013.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $166,307 during the period ended August 31, 2013.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2013, the fund was charged $50,978 pursuant to the Shareholder Services Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $15,033 for transfer agency services and $550 for cash management services. These fees are included in shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $67.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2013, the fund was charged $11,727 pursuant to the custody agreement.

The fund compensatesThe Bank of NewYork Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended August 31, 2013, the fund was charged $294 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

During the period ended August 31, 2013, the fund was charged $8,973 for services performed by the Chief Compliance Officer and his staff.

26

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $38,794, Shareholder Services Plan fees $4,000, custodian fees $3,956, Chief Compliance Officer fees $6,172 and transfer agency fees $3,485, which are offset against an expense reimbursement currently in effect in the amount of $35,450.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3— Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended August 31, 2013, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $19,655,000 and $41,905,000, respectively.

The Fund 27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus BASIC Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus BASIC Municipal Money Market Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Municipal Money Market Fund at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2013

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended August 31, 2013 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $156 that is being designated as a long-term capital gain distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2013 calendar year on Form 1099-DIV, which will be mailed in early 2014.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 140
———————
William Hodding Carter III (78)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Gordon J. Davis (72)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 49
———————
Joni Evans (71)
Board Member (1985)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24

30

Ehud Houminer (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66
———————
Richard C. Leone (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly, The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (75)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (49)
Board Member (2006)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
No. of Portfolios for which Board Member Serves: 90

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Burton N. Wallack (62)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (76)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
No. of Portfolios for which Board Member Serves: 24
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

34

NOTES

Dreyfus

High Yield Municipal Bond Fund

ANNUAL REPORT August 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
30	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Municipal
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus HighYield Municipal Bond Fund, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. fixed-income markets, including municipal bonds, encountered heightened volatility over the past year as long-term interest rates climbed in response to accelerating economic growth and expectations that the Federal Reserve Board will begin to back away from the open-ended quantitative easing program it launched last fall. Indeed, the U.S. economy has responded positively to low interest rates amid muted inflationary pressures, helping to drive the unemployment rate lower and housing markets higher.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate.We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your fixed-income investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
September 16, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through August 31, 2013, as provided by Daniel Barton and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2013, Dreyfus HighYield Municipal Bond Fund’s Class A shares achieved a –6.13% total return, Class C shares returned –6.82%, Class I shares returned –5.91%, Class Y shares returned -5.35%, and Class Z shares returned –6.05%.1 The fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of –3.70%.2

Selling pressure stemming from investors’ changing interest-rate expectations during the final months of the reporting period sent the Index into negative territory for the reporting period overall.The fund produced lower returns than its benchmark, primarily due to its focus on lower rated and longer term securities, which lagged their investment-grade and shorter term counterparts.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Selling Pressure Intensified Late in Reporting Period

After an extended period of market support, municipal bonds encountered heightened volatility over the first eight months of 2013. The robust investor demand that had characterized much of 2012 failed to rematerialize, sending municipal bond yields higher despite a relatively meager supply of newly issued securities. Yields of U.S. Treasury securities also generally climbed in response to improved economic trends, putting additional pressure on municipal bond prices.

In late May, remarks by Federal Reserve Board Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than many analysts had expected.This development sent longer term interest rates sharply higher, further eroding returns from municipal bonds. In July, a bankruptcy filing by a the city of Detroit also intensified selling pressure in the municipal bond market, causing the benchmark to end the reporting period with negative returns.

Despite the Detroit bankruptcy filing, credit conditions continued to improve for most states and municipalities in the recovering economy. For example, the State of California received credit-rating upgrades after voters approved a measure to raise certain taxes, and many issuers of revenue-backed bonds reported solid revenue growth.

Fund Strategies Produced Mixed Results

In this environment, high yield municipal bonds generally lagged those with investment-grade credit ratings, and longer term bonds produced lower returns than bonds with shorter term maturities.The fund encountered particular weakness among Puerto Rico bonds, which were hurt by local fiscal and economic concerns, and high yield securities backed by the states’ settlement of litigation with U.S. tobacco companies.Although the fund maintained a position in a Detroit revenue bond issue, we believe that the risk of default is low due to backing by a dedicated revenue stream from the city’s water and sewer facilities.

4

The fund achieved better results from bonds backed by industrial development projects, which benefited from robust demand from institutional investors seeking competitive yields.

At times during the reporting period, the fund successfully participated in tender option bond programs, a type of derivative instrument, to take advantage of higher long-term interest rates.

Finding Attractive Values Among Beaten Down Securities

High yield municipal bonds generally ended the reporting period with attractive valuations, suggesting that they may have been punished more severely than was warranted by underlying market fundamentals. Indeed, in our judgment, recent bouts of market volatility have provided compelling opportunities to purchase high yield securities at relatively low prices, which we expect to rise as investors refocus on underlying market and issuer fundamentals. Therefore, we believe we have positioned the fund for a rebound among high yield municipal bonds through an emphasis on lower rated and longer term securities.

September 16, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z, Class I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.The total return figures presented for ClassY shares of the fund reflect the performance since 7/1/13 (the inception date for ClassY shares).
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, ClassY and Class Z shares of Dreyfus HighYield Municipal Bond Fund on 9/30/05 (inception date) to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested. On April 29, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The fund invests primarily in municipal securities.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 8/31/13
	Inception				From
	Date	1	Year	5 Years	Inception
Class A shares
with maximum sales charge (4.5%)	3/15/07	–10.35%		2.23%	2.77	%††
without sales charge	3/15/07	–6.13%		3.18%	3.37	%††
Class C shares
with applicable redemption charge †	3/15/07	–7.72%		2.40%	2.74	%††
without redemption	3/15/07	–6.82%		2.40%	2.74	%††
Class I shares	12/15/08	–5.91%		3.38%††	3.52	%††
Class Y shares	7/1/13	–6.30	%††	3.25%††	3.44	%††
Class Z shares	9/30/05	–6.05%		3.30%	3.47%
Barclays Municipal Bond Index	9/30/05	–3.70%		4.52%	4.18	%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class Z shares for periods prior to 12/15/08 (the inception date for Class I shares).
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).
†††	The Index date is based on the life of Class Z shares.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus HighYield Municipal Bond Fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013†

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††	$4.84	$8.47	$3.55	$1.32	$4.36
Ending value (after expenses)	$901.50	$897.50	$902.50	$946.50	$902.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††††	$5.14	$9.00	$3.77	$4.13	$4.63
Ending value (after expenses)	$1,020.11	$1,016.28	$1,021.48	$1,021.12	$1,020.62

†	From July 1, 2013 (commencement of initial offering) to August 31, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.77% for Class C, .74% for
Class I and .91% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Expenses are equal to the fund’s annualized expense ratio of .81% for ClassY shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period March 1, 2013 to August 31, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.77% for Class C, .74% for
Class I, .81% for ClassY and .91% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

August 31, 2013

Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—2.0%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,500,000	1,636,290
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	1,500,000	1,487,385
Alaska—2.3%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000	743,850
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000	2,788,343
Arizona—5.4%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,542,850
Pima County Industrial
Development Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,210,395
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,450,760
California—7.9%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,327,320
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000	1,087,620
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000	1,005,540
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000	1,142,241

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority,
Revenue (Bentley School)	0.00	7/1/50	335,000	[a]	15,628
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,089,970
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,619,250
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,122,000
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,654,818
Connecticut—1.9%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,639,815
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,235,852
Florida—4.5%
Jacksonville Economic Development
Commission, Health Care Facilities
Revenue (Florida Proton Therapy
Institute Project)	6.25	9/1/27	1,000,000	[b]	1,057,830
Martin County Industrial
Development Authority, IDR
(Indiantown Cogeneration,
L.P. Project)	4.20	12/15/25	1,000,000		855,140

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,636,680
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	4,000,000	[c]	799,720
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,526,025
Georgia—1.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,719,450
Hawaii—1.0%
Kuakini Health System,
Special Purpose Revenue	6.38	7/1/32	1,500,000		1,500,045
Illinois—7.1%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	1,240,000		1,270,950
Harvey,
GO	5.63	12/1/32	4,000,000		2,988,880
Illinois,
GO	5.00	8/1/24	1,000,000		1,015,120
Illinois,
GO	5.50	7/1/38	1,000,000		948,110
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	1,000,000		1,011,380
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,500,000		1,535,475
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	1,000,000		1,077,510
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.50	4/1/31	1,000,000		1,042,090

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana—.9%
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	1,500,000		1,351,515
Iowa—1.8%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	2,250,000		1,962,922
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		821,430
Kansas—.8%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	5.70	12/1/35	460,000		477,986
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	6.25	12/1/35	680,000		719,304
Louisiana—4.4%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	4,867,000	[c]	1,919,058
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,560,660
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	[b]	3,331,640
Maine—1.1%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,500,000		1,760,175

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland—2.0%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	3,000,000		3,087,840
Massachusetts—2.7%
JPMorgan Chase Putters/Drivers
Trust (Series 4328)
(Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue)	5.00	5/15/21	4,000,000	[b,d]	4,083,000
Michigan—10.1%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		1,770,850
Detroit,
Sewage Disposal System
Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	7.50	7/1/33	1,500,000		1,622,175
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		869,560
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	1,000,000		858,240
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		1,915,440
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000		1,571,790
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.00	10/15/19	1,300,000		1,430,104
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	3,285,000		3,056,627
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	2,000,000		2,391,620

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—1.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000		1,826,003
New Jersey—6.7%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,000,000		1,739,140
New Jersey Economic
Development Authority, IDR
(Newark Airport Marriott
Hotel Project)	7.00	10/1/14	1,510,000		1,517,550
New Jersey Economic
Development Authority,
Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		920,500
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,000,000		1,560,640
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[a]	160,120
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,322,701
New Mexico—1.7%
Farmington,
PCR (Public Service
Company of New Mexico
San Juan Project)	6.25	6/1/40	2,200,000		2,283,006
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	315,000		334,076

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York—4.1%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	1,126,600
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000	3,921,280
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,500,000	1,232,565
North Carolina—.7%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000	1,015,800
Ohio—1.6%
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/21	1,000,000	968,530
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health
System Obligated Group Project)	6.00	12/1/42	1,500,000	1,512,540
Oregon—.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000	1,085,380
Pennsylvania—4.0%
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,020,000	1,026,712

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
JPMorgan Chase Putters/Drivers
Trust (Series 3916) (Geisinger
Authority, Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	[b,d]	1,995,420
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement
Revenue (American
Health Foundation/
Montgomery, Inc. Project)	6.88	4/1/36	2,000,000		2,058,640
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		998,270
Texas—9.7%
Austin Convention Enterprises, Inc.,
Convention Center Hotel First Tier
Revenue (Insured; XLCA)	5.25	1/1/18	1,000,000		1,033,100
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000		1,009,140
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	1,000,000		981,310
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	800,000		792,216
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,462,275
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program, Inc.)	6.25	8/15/39	2,250,000		2,315,385
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,175,000		1,261,409

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,933,803
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter
School Project)	6.25	9/1/36	2,250,000	2,063,228
Vermont—.6%
Burlington,
Airport Revenue	3.50	7/1/18	925,000	900,071
Virginia—1.7%
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.25	7/1/19	2,335,000	2,599,509
Washington—3.2%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,355,000	1,159,013
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,225,680
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,492,927
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,059,788
Wisconsin—1.4%
Public Finance Agency, Senior Airport
Facilities Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	2,500,000	2,122,725
U.S. Related—6.0%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,765,000	1,665,895
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/33	3,105,000	2,122,951
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000	821,380

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,500,000	998,355
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000	1,837,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	1,782,500

Total Investments (cost $163,066,036)			100.3%	153,592,301
Liabilities, Less Cash and Receivables			(.3%)	(475,236)
Net Assets			100.0%	153,117,065

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities were valued at $10,467,890 or 6.8% of net assets.
c Non-income producing—security in default.
d Collateral for floating rate borrowings.

18

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	.8
AA		Aa		AA	8.9
A		A		A	14.5
BBB		Baa		BBB	26.3
BB		Ba		BB	18.4
B		B		B	9.9
CCC		Caa		CCC	.1
Not Rated[e]		Not Rated[e]		Not Rated[e]	21.1
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	163,066,036	153,592,301
Cash		579,928
Interest receivable		2,315,363
Receivable for shares of Common Stock subscribed		69,250
Prepaid expenses and other assets		32,494
		156,589,336
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		143,809
Payable for floating rate notes issued—Note 4		3,000,000
Payable for shares of Common Stock redeemed		237,175
Interest and expense payable related to
floating rate notes issued—Note 4		4,188
Accrued expenses		87,099
		3,472,271
Net Assets ($)		153,117,065
Composition of Net Assets ($):
Paid-in capital		193,275,949
Accumulated undistributed investment income—net		20,115
Accumulated net realized gain (loss) on investments		(30,705,264)
Accumulated net unrealized appreciation
(depreciation) on investments		(9,473,735)
Net Assets ($)		153,117,065

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	44,233,698	21,783,909	15,619,316	939.27	71,479,203
Shares Outstanding	4,057,318	1,996,222	1,434,947	86.28	6,553,199
Net Asset Value
Per Share ($)	10.90	10.91	10.88	10.89	10.91

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Year Ended August 31, 2013

Investment Income ($):
Interest Income	10,244,599
Expenses:
Management fee—Note 3(a)	1,172,091
Distribution/Service Plan fees—Note 3(b)	346,140
Shareholder servicing costs—Note 3(c)	302,396
Registration fees	60,448
Professional fees	56,657
Prospectus and shareholders’ reports	21,602
Directors’ fees and expenses—Note 3(d)	18,355
Custodian fees—Note 3(c)	15,639
Interest and expense related to floating rate notes issued—Note 4	9,547
Loan commitment fees—Note 2	2,157
Interest expense—Note 2	135
Miscellaneous	45,483
Total Expenses	2,050,650
Less—reduction in fees due to earnings credits—Note 3(c)	(132)
Net Expenses	2,050,518
Investment Income—Net	8,194,081
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	790,008
Net unrealized appreciation (depreciation) on investments	(18,999,032)
Net Realized and Unrealized Gain (Loss) on Investments	(18,209,024)
Net (Decrease) in Net Assets Resulting from Operations	(10,014,943)

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2013 [a]	2012
Operations ($):
Investment income—net	8,194,081	8,198,091
Net realized gain (loss) on investments	790,008	(2,899,247)
Net unrealized appreciation
(depreciation) on investments	(18,999,032)	18,573,168
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,014,943)	23,872,012
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,462,670)	(2,413,716)
Class C	(947,107)	(993,391)
Class I	(976,835)	(750,692)
Class Y	(8)	—
Class Z	(3,608,726)	(3,861,670)
Net realized gain on investments:
Class A	(17,496)	(80,376)
Class C	(7,904)	(38,794)
Class I	(6,374)	(21,711)
Class Z	(23,589)	(127,628)
Total Dividends	(8,050,709)	(8,287,978)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,064,814	18,879,560
Class C	3,294,177	5,068,575
Class I	8,568,655	13,802,071
Class Y	1,000	—
Class Z	4,111,025	3,815,327
Dividends reinvested:
Class A	1,834,432	2,009,218
Class C	556,520	601,349
Class I	555,253	255,312
Class Z	2,862,317	3,139,999
Cost of shares redeemed:
Class A	(25,207,861)	(20,539,551)
Class C	(9,053,969)	(4,834,652)
Class I	(12,470,840)	(6,861,001)
Class Z	(15,352,820)	(11,977,598)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(26,237,297)	3,358,609
Total Increase (Decrease) in Net Assets	(44,302,949)	18,942,643
Net Assets ($):
Beginning of Period	197,420,014	178,477,371
End of Period	153,117,065	197,420,014
Undistributed investment income—net	20,115	—

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2013 [a]	2012
Capital Share Transactions:
Class Ab
Shares sold	1,150,451	1,629,062
Shares issued for dividends reinvested	152,154	173,736
Shares redeemed	(2,099,626)	(1,778,286)
Net Increase (Decrease) in Shares Outstanding	(797,021)	24,512
Class Cb
Shares sold	270,298	435,546
Shares issued for dividends reinvested	46,224	51,927
Shares redeemed	(753,215)	(419,607)
Net Increase (Decrease) in Shares Outstanding	(436,693)	67,866
Class I
Shares sold	702,475	1,189,941
Shares issued for dividends reinvested	46,197	21,819
Shares redeemed	(1,054,549)	(591,536)
Net Increase (Decrease) in Shares Outstanding	(305,877)	620,224
Class Y
Shares sold	86.28	—
Class Z
Shares sold	335,823	328,905
Shares issued for dividends reinvested	237,957	271,320
Shares redeemed	(1,290,878)	(1,036,513)
Net Increase (Decrease) in Shares Outstanding	(717,098)	(436,288)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 12,054 Class C shares representing $149,785 were exchanged for
12,079 Class A shares.

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	12.11	11.14	11.74	10.64	12.05
Investment Operations:
Investment income—net[a]	.52	.52	.59	.61	.65
Net realized and unrealized
gain (loss) on investments	(1.23)	.98	(.60)	1.08	(1.41)
Total from Investment Operations	(.71)	1.50	(.01)	1.69	(.76)
Distributions:
Dividends from investment income—net	(.50)	(.51)	(.58)	(.59)	(.65)
Dividends from net realized
gain on investments	(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.50)	(.53)	(.59)	(.59)	(.65)
Net asset value, end of period	10.90	12.11	11.14	11.74	10.64
Total Return (%)[c]	(6.13)	13.74	(.03)	16.31	(5.80)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	1.02	1.00	.99	1.02
Ratio of net expenses
to average net assets	1.01	1.02	1.00	.99	1.02
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [d]	.00 [d]	.00 [d]	—	.00 [d]
Ratio of net investment income
to average net assets	4.23	4.48	5.35	5.37	6.40
Portfolio Turnover Rate	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period ($ x 1,000)	44,234	58,786	53,785	70,607	58,931

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,
Class C Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	12.12	11.15	11.75	10.66	12.06
Investment Operations:
Investment income—net[a]	.42	.43	.51	.52	.57
Net realized and unrealized
gain (loss) on investments	(1.22)	.98	(.60)	1.08	(1.41)
Total from Investment Operations	(.80)	1.41	(.09)	1.60	(.84)
Distributions:
Dividends from investment income—net	(.41)	(.42)	(.50)	(.51)	(.56)
Dividends from net realized
gain on investments	(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.41)	(.44)	(.51)	(.51)	(.56)
Net asset value, end of period	10.91	12.12	11.15	11.75	10.66
Total Return (%)[c]	(6.82)	12.87	(.77)	15.31	(6.45)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.77	1.78	1.75	1.76	1.80
Ratio of net expenses
to average net assets	1.77	1.78	1.75	1.76	1.80
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [d]	.00 [d]	.00 [d]	—	.00 [d]
Ratio of net investment income
to average net assets	3.49	3.72	4.62	4.60	5.63
Portfolio Turnover Rate	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period ($ x 1,000)	21,784	29,494	26,365	32,647	29,579

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Amount represents less than .01%.

See notes to financial statements.

26

		Year Ended August 31,
Class I Shares	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	12.09	11.12	11.72	10.63	9.15
Investment Operations:
Investment income—net[b]	.55	.54	.63	.66	.49
Net realized and unrealized
gain (loss) on investments	(1.23)	.99	(.61)	1.05	1.46
Total from Investment Operations	(.68)	1.53	.02	1.71	1.95
Distributions:
Dividends from investment income—net	(.53)	(.54)	(.61)	(.62)	(.47)
Dividends from net realized
gain on investments	(.00)[c]	(.02)	(.01)	—	—
Total Distributions	(.53)	(.56)	(.62)	(.62)	(.47)
Net asset value, end of period	10.88	12.09	11.12	11.72	10.63
Total Return (%)	(5.91)	14.04	.22	16.50	21.80	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75	.78	.74	.73	1.17	[e]
Ratio of net expenses
to average net assets	.75	.78	.74	.72	.75	[e]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [f]	.00 [f]	.00 [f]	—	—
Ratio of net investment income
to average net assets	4.48	4.70	5.62	5.57	6.69	[e]
Portfolio Turnover Rate	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period ($ x 1,000)	15,619	21,048	12,460	8,577	21

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Period Ended
Class Y Shares	August 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	11.59
Investment Operations:
Investment income—net[b]	.11
Net realized and unrealized
gain (loss) on investments	(.72)
Total from Investment Operations	(.61)
Distributions:
Dividends from investment income—net	(.09)
Net asset value, end of period	10.89
Total Return (%)[c]	(5.35)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.81
Ratio of net expenses to average net assets[d]	.81
Ratio of interest and expense related to
floating rate notes issued to average net assets[d]	.00 [e]
Ratio of net investment income
to average net assets[d]	5.62
Portfolio Turnover Rate	17.40
Net Assets, end of period ($ x 1,000)	1

a	From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

28

		Year Ended August 31,
Class Z Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	12.12	11.14	11.75	10.65	12.05
Investment Operations:
Investment income—net[a]	.53	.53	.60	.63	.67
Net realized and unrealized
gain (loss) on investments	(1.23)	.99	(.61)	1.09	(1.41)
Total from Investment Operations	(.70)	1.52	(.01)	1.72	(.74)
Distributions:
Dividends from investment income—net	(.51)	(.52)	(.59)	(.62)	(.66)
Dividends from net realized
gain on investments	(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.51)	(.54)	(.60)	(.62)	(.66)
Net asset value, end of period	10.91	12.12	11.14	11.75	10.65
Total Return (%)	(6.05)	13.92	.05	16.44	(5.64)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	.95	.95	.82	.85
Ratio of net expenses
to average net assets	.92	.95	.95	.82	.84
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [c]	.00 [c]	.00 [c]	—	.00 [c]
Ratio of net investment income
to average net assets	4.33	4.56	5.45	5.58	6.59
Portfolio Turnover Rate	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period ($ x 1,000)	71,479	88,092	85,868	113,547	122,871

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on April 29, 2013, the Company’s Board of Directors (the “Board”) approved, effective July 1, 2013: (a) for the fund to offer Class Y shares; and, (b) an increase in the authorized shares of the fund from 400 million to 500 million and authorized 100 million Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. ClassY shares are sold at net asset value per share to certain investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

30

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

As of August 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	152,792,581	799,720	153,592,301
Liabilities ($)
Floating Rate Notes†	—	(3,000,000)	—	(3,000,000)

†	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At August 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2012	1,079,880
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(280,160)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 8/31/2013	799,720
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2013	(280,160)

34

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

At August 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $147,311, undistributed ordinary income $55,695, accumulated capital losses $31,272,962 and unrealized depreciation $8,961,732.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2013. If not applied, $715,251 of the carryover expires in fiscal year 2016, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019.The fund has $2,724,326 of post-enactment short-term capital losses and $4,356,756 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2013 and August 31, 2012 were as follows: tax-exempt income $7,995,346 and $8,019,469, and ordinary income $55,363 and $268,509, respectively.

During the period ended August 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $178,620, increased accumulated net real-

36

ized gain (loss) on investments by $165,236 and increased paid-in capital by $13,384. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2013, was approximately $11,800 with a related weighted average annualized interest rate of 1.15%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended August 31, 2013, the Distributor retained $6,192 from commissions earned on sales of the fund’s Class A shares and $4,829 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2013, Class C shares were charged $209,308 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2013, Class Z shares were charged $136,832 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2013, Class A and Class C shares were charged $149,123 and $69,769, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $35,096 for transfer agency services and

38

$1,040 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $128.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2013, the fund was charged $15,639 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended August 31, 2013, the fund was charged $560 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4.

During the period ended August 31, 2013, the fund was charged $8,973 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $81,490, Distribution Plan fees $24,280, Shareholder Services Plan fees $17,053, custodian fees $6,397, Chief Compliance Officer fees $6,172 and transfer agency fees $8,417.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended August 31, 2013, redemption fees charged and retained by the fund amounted to $10,883.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended August 31, 2013, amounted to $33,054,600 and $57,261,444, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2013, was approximately $1,333,000, with a related weighted average annualized interest rate of .72%.

At August 31, 2013, the cost of investments for federal income tax purposes was $159,554,033; accordingly, accumulated net unrealized depreciation on investments was $8,961,732, consisting of $6,271,934 gross unrealized appreciation and $15,233,666 gross unrealized depreciation.

40

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus High Yield Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus HighYield Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus High Yield Municipal Bond Fund at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2013

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2013 as “exempt-interest dividends” (not generally subject to regular federal income tax).The fund also hereby reports $.0033 per share as a short-term capital gain distribution paid on December 13, 2012.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2013 calendar year on Form 1099-DIV, which will be mailed in early 2014.

42

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 140
———————
William Hodding Carter III (78)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Gordon J. Davis (72)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 49
———————
Joni Evans (71)
Board Member (1991)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ehud Houminer (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5 Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66
———————
Richard C. Leone (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly,The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (75)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (49)
Board Member (2006)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
No. of Portfolios for which Board Member Serves: 90

44

Burton N. Wallack (62)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
No. of Portfolios for which Board Member Serves: 24
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

The Fund 45

OFFICERS OF THE FUND (Unaudited)

46

The Fund 47

NOTES

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $124,516 in 2012 and $95,892 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $24,000 in 2012 and $20,400 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were  $12,996 in 2012 and $12,010 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $644 in 2012 and $973 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $200,000 in 2012 and $0 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $42,473,667  in 2012 and $51,569,616 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)